Stock Based Compensation - Weighted-average Assumptions (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 28, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate		1.71%	1.95%
Expected dividend yield	[1]	0.17%	0.00%
Expected stock price volatility		44.47%	54.05%
Expected life (in years)		6 years 2 months 30 days	6 years 2 months 27 days

[1]	(1) Prior to the Board’s approval of quarterly dividends in the second quarter of 2015, the Company utilized a 0% expected dividend yield assumption in its Black-Scholes calculations.